INVENTORIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES
Total	R$ 633,100	R$ 578,003
Gross carrying amount
INVENTORIES
Materials for resale	590,706	539,822
Materials for consumption	37,156	41,584
Other inventories	35,109	24,115
Total	662,971	605,521
Estimated losses for impairment or obsolescence
INVENTORIES
Total	R$ (29,871)	R$ (27,518)